iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited)
July 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Communications Equipment  — 0.1%
F5, Inc.
(a)
.............................. 76,411 $ 12,091,276
a
Electrical Equipment  — 0.1%
Vertiv Holdings Co., Class A ................. 409,577 10,653,098
a
Electronic Equipment, Instruments & Components  — 1.6%
Amphenol Corp., Class A ................... 740,360 65,381,192
Arrow Electronics, Inc.
(a)(b)
................... 72,679 10,359,665
Avnet, Inc. ............................. 115,109 5,582,786
CDW Corp. ............................. 171,839 32,145,922
Coherent Corp.
(a)(b)
........................ 150,894 7,146,340
Corning, Inc. ............................ 963,892 32,714,494
IPG Photonics Corp. ....................... 37,912 4,983,532
Jabil, Inc. .............................. 163,786 18,126,197
National Instruments Corp. .................. 165,919 9,789,221
TD SYNNEX Corp. ........................ 52,541 5,186,322
191,415,671
a
Financial Services  — 0.1%
Toast, Inc., Class A
(a)
...................... 448,669 9,902,125
a
Hotels, Restaurants & Leisure  — 0.3%
DoorDash, Inc., Class A
(a)
................... 383,844 34,849,197
a
Interactive Media & Services  — 14.3%
Alphabet, Inc., Class A
(a)
.................... 4,638,495 615,621,056
Alphabet, Inc., Class C, NVS
(a)
................ 4,019,752 535,069,189
IAC, Inc.
(a)(b)
............................ 97,511 6,786,766
Match Group, Inc.
(a)
....................... 353,184 16,426,588
Meta Platforms, Inc., Class A
(a)
................ 1,439,041 458,478,462
Pinterest, Inc., Class A
(a)
.................... 755,982 21,915,918
ZoomInfo Technologies, Inc.
(a)
................ 395,240 10,106,287
1,664,404,266
a
IT Services  — 4.4%
Akamai Technologies, Inc.
(a)
.................. 194,967 18,424,381
Amdocs Ltd. ............................ 150,831 14,123,815
Cloudflare, Inc., Class A
(a)(b)
.................. 366,267 25,188,182
Cognizant Technology Solutions Corp., Class A ..... 645,711 42,636,297
DXC Technology Co.
(a)
..................... 287,773 7,956,923
EPAM Systems, Inc.
(a)
...................... 70,542 16,705,051
Gartner, Inc.
(a)
........................... 97,391 34,436,484
Globant SA
(a)
............................ 52,352 9,147,465
GoDaddy, Inc., Class A
(a)
.................... 195,379 15,061,767
International Business Machines Corp. .......... 1,154,186 166,410,537
Kyndryl Holdings, Inc.
(a)
..................... 259,668 3,547,065
MongoDB, Inc., Class A
(a)
................... 83,159 35,209,521
Okta, Inc., Class A
(a)
....................... 190,189 14,617,927
Snowflake, Inc., Class A
(a)
................... 393,411 69,913,069
Twilio, Inc., Class A
(a)
...................... 214,539 14,166,010
VeriSign, Inc.
(a)
.......................... 115,223 24,306,292
511,850,786
a
Professional Services  — 1.0%
CACI International, Inc., Class A
(a)
............. 28,560 10,008,566
Ceridian HCM Holding, Inc.
(a)(b)
................ 186,864 13,231,840
Clarivate PLC
(a)(b)
......................... 596,262 5,670,452
Concentrix Corp. ......................... 55,636 4,631,141
Dun & Bradstreet Holdings, Inc. ............... 345,061 4,078,621
KBR, Inc. .............................. 171,438 10,541,723
Leidos Holdings, Inc. ...................... 173,027 16,183,215
Paycom Software, Inc. ..................... 65,814 24,269,571
Paycor HCM, Inc.
(a)(b)
...................... 73,307 1,969,026
Science Applications International Corp. ......... 68,116 8,265,195
Security Shares Value
a
Professional Services (continued)
SS&C Technologies Holdings, Inc. ............. 275,369 $ 16,040,244
114,889,594
a
Semiconductors & Semiconductor Equipment  — 22.7%
Advanced Micro Devices, Inc.
(a)
............... 2,035,925 232,909,820
Allegro MicroSystems, Inc.
(a)(b)
................ 84,748 4,373,844
Analog Devices, Inc. ....................... 642,038 128,105,842
Applied Materials, Inc. ..................... 1,072,283 162,547,380
Broadcom, Inc. .......................... 374,682 336,707,979
Cirrus Logic, Inc.
(a)
........................ 69,938 5,650,991
Entegris, Inc.
(b)
.......................... 189,247 20,762,288
GlobalFoundries, Inc.
(a)(b)
.................... 99,474 6,335,499
Intel Corp. ............................. 5,302,727 189,678,545
KLA Corp. .............................. 174,192 89,525,979
Lam Research Corp. ...................... 170,387 122,421,356
Lattice Semiconductor Corp.
(a)
................ 172,598 15,696,062
Marvell Technology, Inc. .................... 1,085,024 70,667,613
Microchip Technology, Inc. ................... 682,995 64,160,550
Micron Technology, Inc. ..................... 1,388,170 99,101,456
Monolithic Power Systems, Inc.
(b)
.............. 57,749 32,309,988
NVIDIA Corp. ........................... 1,159,994 542,053,596
ON Semiconductor Corp.
(a)
.................. 547,698 59,014,460
Qorvo, Inc.
(a)
............................ 126,192 13,883,644
QUALCOMM, Inc. ........................ 1,417,131 187,302,204
Skyworks Solutions, Inc. .................... 201,518 23,047,614
Teradyne, Inc. ........................... 198,446 22,412,491
Texas Instruments, Inc. ..................... 1,152,913 207,524,340
Universal Display Corp. .................... 59,126 8,625,301
Wolfspeed, Inc.
(a)(b)
........................ 157,007 10,346,761
2,655,165,603
a
Software  — 35.6%
Adobe, Inc.
(a)(b)
........................... 582,073 317,910,810
Alteryx, Inc., Class A
(a)(b)
.................... 77,501 3,213,191
ANSYS, Inc.
(a)
........................... 110,254 37,717,893
AppLovin Corp., Class A
(a)(b)
.................. 288,447 9,057,236
Aspen Technology, Inc.
(a)
.................... 35,406 6,319,971
Atlassian Corp., Class A
(a)
................... 183,985 33,474,231
Autodesk, Inc.
(a)
.......................... 272,946 57,861,823
Bentley Systems, Inc., Class B
(b)
............... 243,310 13,109,543
Black Knight, Inc.
(a)
........................ 196,315 13,804,871
Cadence Design Systems, Inc.
(a)
.............. 343,366 80,351,078
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 254,844 2,808,381
Confluent, Inc., Class A
(a)(b)
.................. 234,487 8,099,181
Crowdstrike Holdings, Inc., Class A
(a)
............ 267,661 43,270,077
Datadog, Inc., Class A
(a)
.................... 347,299 40,536,739
DocuSign, Inc.
(a)
......................... 256,221 13,789,814
Dolby Laboratories, Inc., Class A .............. 74,869 6,634,142
DoubleVerify Holdings, Inc.
(a)(b)
................ 142,533 6,000,639
Dropbox, Inc., Class A
(a)(b)
................... 331,558 8,935,488
Dynatrace, Inc.
(a)
......................... 276,856 15,141,255
Elastic NV
(a)
............................ 98,506 6,545,724
Five9, Inc.
(a)
............................ 90,023 7,899,518
Fortinet, Inc.
(a)
........................... 834,165 64,831,304
Gen Digital, Inc. .......................... 701,823 13,650,457
Gitlab, Inc., Class A
(a)
...................... 61,945 3,074,330
Guidewire Software, Inc.
(a)
................... 103,413 8,771,491
HashiCorp, Inc., Class A
(a)
................... 117,695 3,484,949
HubSpot, Inc.
(a)
.......................... 58,171 33,771,174
Informatica, Inc., Class A
(a)(b)
................. 53,922 1,026,675
Intuit, Inc. .............................. 346,996 177,557,853
Manhattan Associates, Inc.
(a)
................. 78,083 14,884,182
Microsoft Corp. .......................... 5,556,055 1,866,389,996
nCino, Inc.
(a)(b)
........................... 88,364 2,858,575

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
U.S. Technology ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Software (continued)
NCR Corp.
(a)
............................ 161,503 $ 4,341,201
New Relic, Inc.
(a)
......................... 79,667 6,690,435
Nutanix, Inc., Class A
(a)
..................... 290,916 8,785,663
Oracle Corp. ............................ 1,931,279 226,403,837
Palantir Technologies, Inc., Class A
(a)(b)
.......... 2,374,166 47,103,453
Palo Alto Networks, Inc.
(a)(b)
.................. 378,801 94,685,098
Pegasystems, Inc. ........................ 53,063 2,799,073
Procore Technologies, Inc.
(a)(b)
................ 99,537 7,549,881
PTC, Inc.
(a)
............................. 137,788 20,090,868
RingCentral, Inc., Class A
(a)
.................. 107,958 4,465,143
Roper Technologies, Inc. .................... 134,352 66,242,254
Salesforce, Inc.
(a)
......................... 1,202,166 270,499,372
SentinelOne, Inc., Class A
(a)(b)
................ 240,191 4,003,984
ServiceNow, Inc.
(a)
........................ 258,594 150,760,302
Smartsheet, Inc., Class A
(a)
.................. 159,035 7,061,154
Splunk, Inc.
(a)
........................... 204,051 22,104,845
Synopsys, Inc.
(a)
......................... 192,914 87,158,545
Teradata Corp.
(a)
......................... 128,748 7,319,324
Tyler Technologies, Inc.
(a)
................... 52,962 21,006,318
UiPath, Inc., Class A
(a)(b)
.................... 475,792 8,602,319
Unity Software, Inc.
(a)(b)
..................... 364,227 16,696,166
VMware, Inc., Class A
(a)
.................... 273,553 43,120,159
Workday, Inc., Class A
(a)
.................... 251,361 59,605,234
Zoom Video Communications, Inc., Class A
(a)
...... 315,010 23,105,984
Zscaler, Inc.
(a)
........................... 110,540 17,728,405
4,150,711,608
a
Technology Hardware, Storage & Peripherals  — 19.7%
Apple, Inc. ............................. 11,088,574 2,178,350,362
Hewlett Packard Enterprise Co. ............... 1,645,621 28,600,893
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
HP, Inc. ............................... 1,095,233 $ 35,956,500
NetApp, Inc. ............................ 270,993 21,140,164
Pure Storage, Inc., Class A
(a)
................. 356,200 13,175,838
Western Digital Corp.
(a)(b)
.................... 404,863 17,230,969
2,294,454,726
a
Total Long-Term Investments — 99.9%
(Cost: $9,083,508,279) ............................... 11,650,387,950
a
Short-Term Securities
Money Market Funds  —  3.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.42%
(c)(d)(e)
...................... 377,464,336 377,539,828
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.22%
(c)(d)
............................ 13,289,599 13,289,599
a
Total Short-Term Securities — 3.4%
(Cost: $390,817,272) ................................ 390,829,427
Total Investments — 103.3%
(Cost: $9,474,325,551) ............................... 12,041,217,377
Liabilities in Excess of Other Assets — (3.3)% ............... (379,494,724)
Net Assets — 100.0% ................................. $ 11,661,722,653
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 172,354,320  $ 205,234,840
(a)
$ —  $ (15,465) $ (33,867) $ 377,539,828  377,464,336  $ 172,824
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 12,704,612  584,987
(a)
—  —  —  13,289,599  13,289,599  171,388  —
$ (15,465) $ (33,867)
$ 390,829,427
$ 344,212  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2023
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index ........................................... 20 09/15/23 $ 1,810 $ 113,473
E-Mini Technology Select Sector Index ....................................................... 45 09/15/23 8,134 398,449
$ 511,922
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 11,650,387,950  $ —  $ —  $ 11,650,387,950
Short-Term Securities
Money Market Funds ...................................... 390,829,427  —  —  390,829,427
$ 12,041,217,377  $ —  $ —  $ 12,041,217,377
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 511,922  $ —  $ —  $ 511,922
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares